Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT/NYS

1-13147

NYSE

03036617

November 26, 2003

PROCESSED
NOV 28 2003
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

RECD S.E.C.
NOV 26 2003
1086

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Royce Micro-Cap Trust, Inc., Common Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 26, 2003. Tentative listing date – December 1, 2003.

Sincerely,

[signature]